Share-based Payments - Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Payment [Line Items]
Share-based payment expense	$ 4,648	$ 1,256
General and administrative
Share-based Payment [Line Items]
Share-based payment expense	4,471	1,121
Research and development
Share-based Payment [Line Items]
Share-based payment expense	$ 176	$ 135